                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 13F-HR

                            FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ___________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brookfield Asset Management Inc.

Address: Brookfield Place
         181 Bay Street, Suite 300
         Toronto, Ontario M5J 2T3



Form 13F File Number: 028-14349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Lawson

Title:   Senior Managing Partner

Phone:   416-359-8601


Signature, Place, and Date of Signing:

   /s/ Brian Lawson              Toronto, CA                 02/14/2012
_______________________    ________________________    _______________________
      [Signature]                  [Place]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
                                         -----------

Form 13F Information Table Entry Total:          113
                                         -----------

Form 13F Information Table Value Total:   11,948,209
                                         -----------

                                         (thousands)


Confidential information has been omitted from the form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.   13F File Number      Name
 ---   ---------------      ----

 (1)   028-13826            Brookfield Investment Management Inc.
 (2)   028-13827            AMP Capital Brookfield (US) LLC
 (3)   028-14362            Brookfield Asset Management Private Institutional
                            Capital Adviser (Canada) LP

Brookfield Asset Management Inc.
FORM 13F
As of December 31, 2011

                                                                                Voting Authority
                                                                               ------------------
                                            Value    Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer    Title of class   CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers   Sole    Shared  None
--------------    -------------- --------- -------- --------- --- ---- ------- -------- --------- ------ -------
Alexander's Inc   COM            014752109     6024     16280 SH       Defined (1)(2)        8300           7980
American Water
  Works Co Inc    COM            030420103     1217     38200 SH       Defined (1)(2)       38200
Annaly Capital
  Management
  Inc             COM            035710409     2956    185200 SH       Defined (1)(2)       97500          87700
AT&T              COM            00206R102      257      8500 SH       Defined (1)           8500
AvalonBay
  Communities
  Inc             COM            053484101    70221    537683 SH       Defined (1)(2)      101646         436037
Avatar Holdings
  Inc             COM            053494100     4260    593305 SH       Defined (1)(2)      353600         239705
B&G FOODS
  INC             COM            05508R106      481     20000 SH       Defined (1)          20000
BANK
  MONTREAL
  QUE             COM            063671101      192      3500 SH       Defined               3500
BANK NOVA
  SCOTIA
  HALIFAX         COM            064149107      174      3500 SH       Defined               3500
BANK OF
  AMERICA
  CORPORATION     COM            060505104    31155   5603500 SH       Defined            5603500
BANK OF
  AMERICA         *W EXP
  CORPORATION     10/28/201      060505153      140    450000 SH       Defined             450000
Beazer Homes
  USA Inc         COM            07556Q105     3146   1268505 SH       Defined (1)(2)      905278         363227
Boston
  Properties Inc  COM            101121101    98950    993469 SH       Defined (1)(2)      196258         797211
Brandywine
  Realty Trust    COM            105368203    59806   6295352 SH       Defined (1)(2)     1160457        5134895
BREITBURN
  ENERGY
  PARTNERS        COM UT
  LP              LTD PTN        106776107      249     13075 SH       Defined (1)          13075
Brookdale Senior
  Living Inc      COM            112463104   117803   6774155 SH       Defined (1)(2)     1640064        5134091
BROOKDALE
  SR LIVING
  INC             COM            112463104     1078     62000 SH       Defined              62000
BROOKFIELD
  INFRAST         LP INT
  PARTNERS        UNIT           G16252101     1355     48930 SH       Defined              48930
Brookfield
  Infrastructure  LP INT
  Part            UNIT           G16252101     2864    103400 SH       Defined (1)(2)      103400
BROOKFIELD
  OFFICE
  PPTYS INC       COM            112900105  3900030 249362561 SH       Defined          249362561
BROOKFIELD
  OFFICE
  PPTYS INC       COM            112900105    42857   2740186 SH       Defined (1)(2)      395400        2344786
BROOKFIELD
  RESIDENTIAL
  PPTYS           COM            11283W104   573981  73493112 SH       Defined           73493112
Brookfield
  Residential
  Propert         COM            11283W104     6066    776710 SH       Defined (1)(2)      776710
Camden Property
  Trust           COM            133131102    56607    909494 SH       Defined (1)(2)      173689         735805
CANADIAN
  NAT RES
  LTD             COM            136385101      224      6000 SH       Defined               6000
CDN IMPERIAL
  BK OF
  COMMERCE        COM            136069101      166      2300 SH       Defined               2300
CEDAR FAIR L      DEPOSITRY
  P               UNIT           150185106     1046     48639 SH       Defined              48639
CEMEX SAB         SPON ADR
  DE CV           NEW            151290889     3778    701000 SH       Defined             701000
CenterPoint
  Energy Inc      COM            15189T107     2050    102040 SH       Defined (1)(2)      102040
CENTURYLINK
  INC             COM            156700106      353      9500 SH       Defined (1)           9500
China Real
  Estate
  Information     COM            16948Q103     1968    485900 SH       Defined (1)(2)      218000         267900
CITIGROUP
  INC             COM NEW        172967424    27868   1059200 SH       Defined            1059200
CommonWealth
  REIT            COM            203233101     5791    348000 SH       Defined (1)(2)      137000         211000
Commonwealth
  REIT 6.50%      6.50% PFD
  Serie           CUM CO         203233408     5748    283300 SH       Defined (1)(2)      283300
Coresite Realty
  Corp            COM            21870Q105    16382    919320 SH       Defined (1)(2)      286120         633200
Corporate Office
  Properties Tr   COM            22002T108    86049   4047468 SH       Defined (1)(2)      942300        3105168

                                                                                     Voting Authority
                                                                                     ----------------
                                                Value    Shares/  Sh/ Put/  Invstmt   Other
Name of Issuer        Title of class   CUSIP   (x$1000)  Prn Amt  Prn Call  Dscretn  Managers  Sole    Shared    None
--------------        -------------- --------- -------- --------- --- ---- --------- -------- ------- --------- -------
Crosstex Energy Inc   COM            22765Y104      578     45700 SH         Defined (1)(2)     45700
CROSSTEX
  ENERGY LP           COM            22765U102      127      7800 SH         Defined (1)         7800
Crown Castle
  International Cor   COM            228227104     3671     81950 SH         Defined (1)(2)     81950
D R HORTON INC        COM            23331A109      123      9750 SH         Defined             9750
DDR Corp              COM            23317H102    60365   4960179 SH         Defined (1)(2)    893100           4067079
DIANA
  CONTAINERSHIPS
  INC                 COM            Y2069P101        9      1627 SH         Defined             1627
DIANA SHIPPING
  INC                 COM            Y2066G104      374     50000 SH         Defined            50000
Digital Realty Trust
  Inc                 COM            253868103     5562     83427 SH         Defined (1)(2)     83427
Douglas Emmett Inc    COM            25960P109    53784   2948677 SH         Defined (1)(2)    604800           2343877
EastGroup Properties
  Inc                 COM            277276101    19044    438000 SH         Defined (1)(2)    159000            279000
El Paso Corp          COM            28336L109     3696    139100 SH         Defined (1)(2)    139100
Emeritus Corp         COM            291005106    14047    802237 SH         Defined (1)(2)    331100            471137
Enbridge Inc          COM            29250N105     4969    133243 SH         Defined (1)(2)    133243
Energy Transfer
  Equity LP           COM            29273V100     1169     28800 SH         Defined (1)(2)     28800
Enterprise Products
  Partners L          COM            293792107     1020     22000 SH         Defined (1)(2)     22000
Entertainment PPTYS   PFD C
  TR                  CNV
                      5.75%          29380T402     1142     59400 SH         Defined (1)(2)     59400
Equity Lifestyle
  Properties In       COM            29472R108    34718    520592 SH         Defined (1)(2)     99600            420992
Equity Residential    COM            29476L107    51750    907422 SH         Defined (1)(2)    115300            792122
Essex Property Trust
  Inc                 COM            297178105    56583    402700 SH         Defined (1)(2)     69700            333000
FRONTIER
  COMMUNICATIONS
  CORP                COM            35906A108      495     96075 SH         Defined (1)        96075
GENERAL
  GROWTH PPTYS
  INC NEW             COM            370023103  5342975 355724031 SH         Defined (3)              355724031
General Growth
  Properties Inc      COM            370023103    96338   6413995 SH         Defined (1)(2)   1357547           5056448
GENERAL MOTORS
  CO                  COM            37045V100    12338    608682 SH         Defined           608682
GENERAL MOTORS        *W EXP
  CO                  07/10/201      37045V118      109      9254 SH         Defined             9254
GENERAL MOTORS        *W EXP
  CO                  07/10/201      37045V126       72      9254 SH         Defined             9254
GENERAL MOTORS
  CO                  COM            37045V100    12894    636126 SH         Defined (1)       636126
GENERAL MOTORS        *W EXP
  CO                  07/10/201      37045V118      401     34206 SH         Defined (1)        34206
GENERAL MOTORS        *W EXP
  CO                  07/10/201      37045V126      267     34206 SH         Defined (1)        34206
GENERAL MTRS CO       *W EXP
                      07/10/201      37045V126     1216     60000 SH         Defined            60000
Health Care REIT Inc  COM            42217K106    76913   1410468 SH         Defined (1)(2)    243100           1167368
HOWARD HUGHES
  CORP                COM            44267D107   107095   2424618 SH         Defined (3)                2424618
HUNTSMAN CORP         COM            447011107     1219    121871 SH         Defined (1)       121871
ITC Holdings Corp     COM            465685105     1776     23400 SH         Defined (1)(2)     23400
JPMORGAN CHASE
  & CO                COM            46625H100    24289    730500 SH         Defined           730500
JPMORGAN CHASE        *W EXP
  & CO                10/28/201      46634E114      850    100000 SH         Defined           100000
KB Home               COM            48666K109     6009    894200 SH         Defined (1)(2)    377200            517000
LAS VEGAS SANDS
  CORP                COM            517834107     1043     24400 SH         Defined            24400
LENNAR CORP           CL A           526057104      197     10000 SH         Defined            10000
LENNAR CORP           CL B           526057302      481     30870 SH         Defined            30870
Lennar Corp           CL A           526057104    46377   2360162 SH         Defined (1)(2)    587000           1773162
LENNAR
  CORPORATION         CL B           526057302      481     30870 SH         Defined (1)        30870
LOWES COS INC         COM            548661107     1053     41500 SH         Defined            41500
MarkWest Energy       UNIT
  Partners LP         LTD
                      PARTN          570759100     1057     19200 SH         Defined (1)(2)     19200
MITEL NETWORKS
  CORP                COM            60671Q104     1240    389800 SH         Defined           389800
NISKA GAS             UNIT
  STORAGE             LTD
  PARTNERS LLC        LIABI          654678101      111     12500 SH         Defined (1)        12500
NORTH AMERN
  ENERGY
  PARTNERS            COM            656844107     4545    705698 SH         Defined           705698

                                                                                   Voting Authority
                                                                                   ---------------
                                                  Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer          Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared  None
--------------          -------------- --------- -------- ------- --- ---- ------- --------  ------ ------ -------
Northeast Utilities     COM            664397106      458   12700 SH       Defined (1)(2)     12700
NorthWestern Corp       COM            668074305      533   14900 SH       Defined (1)(2)     14900
Oneok Inc               COM            682680103     1994   23000 SH       Defined (1)(2)     23000
Parkway Properties Inc/
  Md                    COM            70159Q104    10338 1048454 SH       Defined (1)(2)    538700         509754
Pennsylvania Real
  Estate Inves          COM            709102107    10527 1008351 SH       Defined (1)(2)    409900         598451
ProLogis                COM            74340W103    91435 3198155 SH       Defined (1)(2)    567100        2631055
Provident Energy Ltd    COM            74386V100      471   48600 SH       Defined (1)(2)     48600
Public Storage          COM            74460D109   130161  968028 SH       Defined (1)(2)    181628         786400
Ramco-Gershenson        PERP
  PPTYS TR              PFD-
                        D CV           751452608     3283   77000 SH       Defined (1)(2)     77000
Rayonier Inc            COM            754907103    41793  936431 SH       Defined (1)(2)    159931         776500
ROYAL BK CDA
  MONTREAL QUE          COM            780087102      255    5000 SH       Defined             5000
RYLAND GROUP
  INC                   COM            783764103      303   19250 SH       Defined            19250
SBA Communications
  Corp                  COM            78388J106     2264   52700 SH       Defined (1)(2)     52700
Sempra Energy           COM            816851109      390    7100 SH       Defined (1)(2)      7100
Simon Property Group
  Inc                   COM            828806109   233903 1814048 SH       Defined (1)(2)    320147        1493901
SL Green Realty Corp    COM            78440X101    65316  980126 SH       Defined (1)(2)    280900         699226
Spectra Energy Corp     COM            847560109     5115  166330 SH       Defined (1)(2)    166330
Starwood Hotels &
  Resorts Worl          COM            85590A401    55118 1149000 SH       Defined (1)(2)    255600         893400
Sunstone Hotel INV      CV
  INC                   8%
                        CUM
                        PFD-
                        D              867892507     3225  142400 SH       Defined (1)(2)     73400          69000
Targa Resources Corp    COM            87612G101     1363   33500 SH       Defined (1)(2)     33500
TECK RESOURCES
  LTD                   CL B           878742204     2562   72800 SH       Defined            72800
TECUMSEH PRODS
  CO                    CL B           878895101     2225  500000 SH       Defined           500000
TORONTO
  DOMINION BK
  ONT                   COM            891160509      322    4300 SH       Defined             4300
TRANSCANADA
  CORP                  COM            89353D107      393    9000 SH       Defined             9000
TransCanada Corp        COM            89353D107     2277   52213 SH       Defined (1)(2)     52213
Ventas Inc              COM            92276F100    89409 1621792 SH       Defined (1)(2)    308800        1312992
VERIZON
  COMMUNICATIONS
  INC                   COM            92343V104      301    7500 SH       Defined (1)         7500
Vornado Realty Trust    SH
                        BEN
                        INT            929042109     1960   25500 SH       Defined (1)(2)     25500
Weingarten Realty       SH
  Investors             BEN
                        INT            948741103     1183   54200 SH       Defined (1)(2)     54200
Williams Cos Inc/The    COM            969457100      822   24900 SH       Defined (1)(2)     24900
WINDSTREAM CORP         COM            97381W104      645   54900 SH       Defined (1)        54900